Income Taxes - Schedule of Components of Earnings (Losses) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
U.S. loss	$ (445,586)	$ (540,048)	$ (450,370)
Non-U.S. income	539,767	392,401	94,812
Earnings (loss) before income taxes	$ 94,181	$ (147,647)	$ (355,558)